Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000188943 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Energy Fund (Class R6)
Average Annual Return, Percent	60.77%	25.65%	7.35%
C000023157 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Energy Fund (Class R5)
Average Annual Return, Percent	60.62%	25.57%	7.35%
C000000341 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Energy Fund (Investor Class)
Average Annual Return, Percent	60.12%	25.12%	6.90%
C000071330 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Energy Fund (Class Y)
Average Annual Return, Percent	60.53%	25.45%	7.17%
C000265795 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Energy Fund (Class R)
Average Annual Return, Percent	59.67%	24.82%	6.63%
C000000339 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Energy Fund (Class C) —including sales charge
Average Annual Return, Percent	57.93%	24.20%	6.27%
C000000337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Energy Fund (Class A) —including sales charge
Average Annual Return, Percent	51.32%	23.72%	6.30%
C000000361 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Technology Fund (Class A) —including sales charge
Average Annual Return, Percent	60.20%	12.05%	18.63%
C000000363 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Technology Fund (Class C) —including sales charge
Average Annual Return, Percent	67.30%	12.48%	18.58%
C000265796 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Technology Fund (Class R)
Average Annual Return, Percent	69.07%	13.03%	19.00%
C000071334 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Technology Fund (Class Y)
Average Annual Return, Percent	70.04%	13.60%	19.60%
C000000365 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Technology Fund (Investor Class)
Average Annual Return, Percent	69.76%	13.44%	19.42%
C000023158 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Technology Fund (Class R5)
Average Annual Return, Percent	70.07%	13.66%	19.72%
C000188945 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Technology Fund (Class R6)
Average Annual Return, Percent	70.21%	13.74%	19.72%
C000120718 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dividend Income Fund (Class R6)
Average Annual Return, Percent	23.03%	9.52%	8.76%
C000029688 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dividend Income Fund (Class R5)
Average Annual Return, Percent	22.98%	9.44%	8.67%
C000000369 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dividend Income Fund (Investor Class)
Average Annual Return, Percent	22.63%	9.14%	8.36%
C000071335 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dividend Income Fund (Class Y)
Average Annual Return, Percent	22.98%	9.41%	8.63%
C000217956 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dividend Income Fund (Class R)
Average Annual Return, Percent	22.32%	8.86%	8.09%
C000000368 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dividend Income Fund (Class C) —including sales charge
Average Annual Return, Percent	20.73%	8.32%	7.71%
C000000366 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dividend Income Fund (Class A) —including sales charge
Average Annual Return, Percent	15.89%	7.92%	7.75%
C000084479 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Fund (Class A) —including sales charge
Average Annual Return, Percent	20.69%	11.32%	11.90%
C000084481 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Fund (Class C) —including sales charge
Average Annual Return, Percent	25.79%	11.77%	11.87%
C000084484 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Fund (Class R)
Average Annual Return, Percent	27.42%	12.31%	12.25%
C000084482 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Fund (Class Y)
Average Annual Return, Percent	28.05%	12.87%	12.82%
C000084483 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Fund (Class R5)
Average Annual Return, Percent	28.14%	12.92%	12.88%
C000120720 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Fund (Class R6)
Average Annual Return, Percent	28.20%	13.00%	12.97%
C000177891 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Value Fund (Class R6)
Average Annual Return, Percent	62.59%	19.47%	17.36%
C000084498 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Value Fund (Class Y)
Average Annual Return, Percent	62.41%	19.31%	17.23%
C000217957 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Value Fund (Class R)
Average Annual Return, Percent	61.58%	18.71%	16.63%
C000084497 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Value Fund (Class C) —including sales charge
Average Annual Return, Percent	59.78%	18.13%	16.26%
C000084495 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Value Fund (Class A) —including sales charge
Average Annual Return, Percent	53.03%	17.67%	16.28%
C000084507 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Value Opportunities Fund (Class A) —including sales charge
Average Annual Return, Percent	44.30%	16.57%	14.93%
C000084509 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Value Opportunities Fund (Class C) —including sales charge
Average Annual Return, Percent	50.46%	17.02%	14.93%
C000095989 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Value Opportunities Fund (Class R)
Average Annual Return, Percent	52.27%	17.61%	15.30%
C000084510 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Value Opportunities Fund (Class Y)
Average Annual Return, Percent	53.04%	18.19%	15.88%
C000095990 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Value Opportunities Fund (Class R5)
Average Annual Return, Percent	53.08%	18.25%	15.99%
C000188946 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Value Opportunities Fund (Class R6)
Average Annual Return, Percent	53.18%	18.33%	16.00%
C000209139 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Gold & Special Minerals Fund (Class R6)
Average Annual Return, Percent	80.12%	19.31%	15.63%
C000209138 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Gold & Special Minerals Fund (Class R5)
Average Annual Return, Percent	79.99%	19.23%	15.43%
C000209137 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Gold & Special Minerals Fund (Class Y)
Average Annual Return, Percent	79.89%	19.14%	15.44%
C000209136 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Gold & Special Minerals Fund (Class R)
Average Annual Return, Percent	78.94%	18.55%	14.86%
C000209135 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Gold & Special Minerals Fund (Class C) —including sales charge
Average Annual Return, Percent	77.08%	17.95%	14.47%
C000209140 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Gold & Special Minerals Fund (Class A) —including sales charge
Average Annual Return, Percent	69.57%	17.51%	14.51%
C000209146 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Select Fund (Class A) —including sales charge
Average Annual Return, Percent	21.49%	10.54%	11.30%
C000209141 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Select Fund (Class C) —including sales charge
Average Annual Return, Percent	26.59%	10.94%	11.26%
C000209142 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Select Fund (Class R)
Average Annual Return, Percent	28.21%	11.50%	11.65%
C000209144 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Select Fund (Class Y)
Average Annual Return, Percent	28.88%	12.06%	12.21%
C000209145 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Select Fund (Class R5)
Average Annual Return, Percent	29.01%	12.18%	12.21%
C000209143 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Select Fund (Class R6)
Average Annual Return, Percent	28.97%	12.17%	12.35%
Without Sales Load [Member] | C000000339 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Energy Fund (Class C) —excluding sales charge
Average Annual Return, Percent	58.93%	24.20%	6.27%
Without Sales Load [Member] | C000000337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Energy Fund (Class A) —excluding sales charge
Average Annual Return, Percent	60.13%	25.14%	6.90%
Without Sales Load [Member] | C000000361 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Technology Fund (Class A) —excluding sales charge
Average Annual Return, Percent	69.59%	13.32%	19.30%
Without Sales Load [Member] | C000000363 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Technology Fund (Class C) —excluding sales charge
Average Annual Return, Percent	68.35%	12.48%	18.58%
Without Sales Load [Member] | C000000368 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dividend Income Fund (Class C) —excluding sales charge
Average Annual Return, Percent	21.73%	8.32%	7.71%
Without Sales Load [Member] | C000000366 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dividend Income Fund (Class A) —excluding sales charge
Average Annual Return, Percent	22.68%	9.14%	8.37%
Without Sales Load [Member] | C000084479 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Fund (Class A) —excluding sales charge
Average Annual Return, Percent	27.71%	12.59%	12.53%
Without Sales Load [Member] | C000084481 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Fund (Class C) —excluding sales charge
Average Annual Return, Percent	26.79%	11.77%	11.87%
Without Sales Load [Member] | C000084497 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Value Fund (Class C) —excluding sales charge
Average Annual Return, Percent	60.78%	18.13%	16.26%
Without Sales Load [Member] | C000084495 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Value Fund (Class A) —excluding sales charge
Average Annual Return, Percent	61.95%	19.01%	16.93%
Without Sales Load [Member] | C000084507 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Value Opportunities Fund (Class A) —excluding sales charge
Average Annual Return, Percent	52.67%	17.90%	15.58%
Without Sales Load [Member] | C000084509 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Value Opportunities Fund (Class C) —excluding sales charge
Average Annual Return, Percent	51.55%	17.02%	14.93%
Without Sales Load [Member] | C000209135 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Gold & Special Minerals Fund (Class C) —excluding sales charge
Average Annual Return, Percent	78.08%	17.95%	14.47%
Without Sales Load [Member] | C000209140 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Gold & Special Minerals Fund (Class A) —excluding sales charge
Average Annual Return, Percent	79.44%	18.84%	15.16%
Without Sales Load [Member] | C000209146 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Select Fund (Class A) —excluding sales charge
Average Annual Return, Percent	28.56%	11.80%	11.94%
Without Sales Load [Member] | C000209141 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Select Fund (Class C) —excluding sales charge
Average Annual Return, Percent	27.59%	10.94%	11.26%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	31.05%	13.14%	15.26%
MSCI ACWI ex USA Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA® Index (Net)
Average Annual Return, Percent	32.20%	8.38%	9.10%
MSCI World Energy Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Energy Index (Net)
Average Annual Return, Percent	55.28%	21.76%	9.37%
S And P North American Technology Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index
Average Annual Return, Percent	57.75%	18.27%	24.20%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	29.25%	10.29%	11.22%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Average Annual Return, Percent	46.34%	7.33%	10.39%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Average Annual Return, Percent	29.76%	8.50%	10.32%
Philadelphia Gold And Silver Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Philadelphia Gold & Silver Index
Average Annual Return, Percent	93.36%	22.37%	15.91%